CAPITAL AND FINANCIAL RISK MANAGEMENT - Energy price risk (Details) - Price Risk $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Capital and financial risk management
Percentage of increase in price	10.00%
Percentage of decrease in price	10.00%
Increase in price Effect on OCI before taxes, gain (loss)	$ 11.4
Decrease in price Effect on OCI before taxes, gain (loss)	$ (11.3)